UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Updated June 15, 2015

Item 1. Reports to Stockholders.

ZIEGLER FAMCO COVERED CALL FUND
 –   CLASS A (CACLX)
 –   CLASS C (CCCLX)
 –   INSTITUTIONAL CLASS (CICLX)

ZIEGLER STRATEGIC INCOME FUND
 –   INSTITUTIONAL CLASS (ZLSIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2016

www.zcmfunds.com

Ziegler FAMCO Covered Call Fund
LETTER TO SHAREHOLDERS
March 31, 2016 (Unaudited)

After seven years of an equity bull market, equity valuations appear to be above long-term averages. In this difficult equity investment environment, an allocation to a conservative equity strategy that holds reasonably valued equities may be the most prudent choice. The Ziegler FAMCO Covered Call Fund (the “Fund” or “FAMCO”), which combines high quality equities with written call options for potential downside protection, could provide investors with a low beta, lower volatility equity vehicle.

The Fund invests in a diversified portfolio of large capitalization equity securities from, in our view, high quality, industry leading companies. This portfolio has been combined with an active covered call writing strategy on each individual equity holding in order to generate call premiums. The premiums from the call options can help stabilize portfolio returns by aiming to mitigate some of the losses during declining equity markets. Our goal is for the call option overlay to be dynamically managed aiming to optimize each equity position by potentially maximizing income while minimizing exercise risk. FAMCO’s active call option strategy seeks to add value relative to the passive covered call benchmark, the CBOE S&P 500 BuyWrite Index (“BXM Index”).

The Fund has outperformed the BXM Index for the month-to-date, year-to-date, and inception-to-date periods ended March 31, 2016, producing an excess return relative to the BXM Index of 2.09%, 1.54% and 0.47%, respectively (Institutional Class). In a volatile period for the equity market, FAMCO’s strategy provided some stability to returns, producing 28% less price volatility than the S&P 500 Index since inception. Holding higher quality equities and seeking downside protection from the call options were the keys to stabilizing returns. FAMCO continued to emphasize large capitalization companies with consistent earnings, attractive valuations and higher than average dividends. These value oriented stocks outperformed the S&P 500 Index during the year-to-date and inception-to-date periods by 1.00% and 0.08%, respectively. Despite the outperformance, the Fund’s stocks remained attractively valued relative to the Index and the active call strategy appears well positioned for the upcoming period.

Stock valuations: Over the past four years, the S&P 500 Growth Index has outperformed the S&P 500 Value Index in 69% of the quarters, an unusually long stretch of outperformance. Large cap growth excess performance over this period resulted in large cap value stocks beginning 2016 at attractive valuations relative to the rest of the market. At quarter-end, large cap growth stocks had a P/E ratio of 22.3, the S&P 500 Index had a P/E ratio of 18.7 and large cap value stocks had a P/E ratio of 16.0. Comparing quarter-end P/E ratios to their 10-year averages, large cap growth is 28% overvalued, the S&P 500 Index is 13% overvalued, and large cap value is 0.02% overvalued. FAMCO’s stock performance remains consistent with the performance of value stocks, which are attractively priced and historically offered the potential for above average dividends.

Active call writing process: Call premiums during the quarter were elevated as implied volatility spiked to more than 27% on several occasions (the 5-year average is 18%). Higher implied volatility can lead to higher call premiums. During this period, FAMCO extended the average maturity of the call options in order to “lock in” the elevated call premiums for longer. As a result of this active management, the call options in the portfolio outperformed the call options in the BXM Index by 0.85% year-to-date and 1.03% inception-to-date.

Low interest rates and increasingly expensive equities make allocation decisions difficult. We believe reasonably priced large cap value stocks offer the best risk/reward potential going forward, especially when combined with call premiums that can help stabilize returns and aim to provide downside protection. Compared to the equity market, the stocks owned by the Fund have historically shown more stable earnings, higher dividends and more attractive valuations. We prefer to invest the Fund’s assets in equities of companies with stable growth rather than rapid or volatile growth. The Fund’s portfolio is underweight the traditional value sectors of Energy, Materials and Financials as they have historically shown volatile earnings. Instead, the Fund’s value oriented stocks were tilted toward more stable earning companies in the Consumer and Industrial sectors. At quarter-end, the average dividend yield in the portfolio was 2.8% and the average market cap was $146 billion, both higher than the S&P 500 Index. We view the S&P 500 Index’s valuation (P/E = 18.7) as a headwind to significant upside stock appreciation, particularly in a slowly growing economy. As a result, we have positioned the Fund’s call options closer to current stocks prices in order to potentially produce more downside protection and higher premiums. We also positioned the Fund with longer dated call options – a function of locking in higher volatility for longer when volatility spiked earlier in the quarter.

Wiley D. Angell	Sean C. Hughes, CFA
Chief Investment Officer, FAMCO Group	Senior Portfolio Manager
Senior Portfolio Manager

Ziegler FAMCO Covered Call Fund
LETTER TO SHAREHOLDERS (Continued)
March 31, 2016 (Unaudited)

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Earnings growth is not representative of the Fund’s future performance.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include equity securities risk, large capitalization companies risk, market risk, ADR risk, foreign securities risk, management risk, investment strategy risk, options risk, small- and mid-capitalization company risk, and new fund risk.

Writing covered call options entails certain risks, which include, but are not limited to, the following: an increase in the value of the underlying equity security above the exercise price can result in the exercise of a written option when the Fund may not otherwise have sold the security; exercise of the option by the counterparty will result in a sale below the current market value and will result in a gain or loss being realized by the Fund; writing covered call options limits the potential appreciation that could be realized on the underlying equity security to the extent of the exercise price of the option. As such, an option over-write strategy may outperform the general equity market in  flat or falling bear markets but underperform in risking bull markets.

The report must be preceded or accompanied by a prospectus.

The CBOE S&P 500 BuyWrite Index (ticker symbol BXM) is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

The S&P 500 Index is a broad market index that tracks the performance of 500 leading stocks from major industries of the U.S. economy. The index is generally considered representative of the U.S. large capitalization market.

The S&P 500 Growth Index measures growth companies of the S&P 500 Index using three factors: sales growth, the ratio of earnings change to price, and momentum.

The S&P 500 Value Index measures value companies of the S&P 500 Index using three factors: the ratios of book value, earnings, and sales to price.

Price to earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Beta measures the sensitivity of rates of return on a fund to general market movements.

It is not possible to invest directly in an index.

The Ziegler FAMCO Covered Call Fund is distributed by Quasar Distributors, LLC.

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 91.3%
	FINANCE AND INSURANCE ― 8.1%
700	Blackrock, Inc.	$238,399
3,900	JPMorgan Chase & Co.	230,958
2,200	PNC Financial Services Group, Inc. (The)	186,054
		655,411
	INFORMATION ― 10.6%
6,800	AT&T, Inc.	266,356
1,500	Disney Walt Co. (The)	148,965
3,100	Time Warner, Inc.	224,905
4,100	Verizon Communications, Inc.	221,728
		861,954
	MANUFACTURING ― 52.9%
3,700	Apple, Inc.	403,263
2,100	Chevron Corp.	200,340
9,400	Cisco Systems, Inc.	267,618
4,700	Dow Chemical Co. (The)	239,042
8,400	EMC Corp.	223,860
9,600	Ford Motor Co.	129,600
7,400	General Electric Co.	235,246
6,500	General Motors Co. - Class C	204,295
2,500	Honeywell International, Inc.	280,125
2,500	Johnson & Johnson	270,500
1,000	Lockheed Martin Corp.	221,500
2,100	Medtronic PLC (1)	157,500
3,300	PepsiCo, Inc.	338,184
8,000	Pfizer, Inc.	237,120
4,600	QUALCOMM, Inc.	235,244
2,000	Raytheon Co.	245,260
1,500	United Technologies Corp.	150,150
1,400	Whirlpool Corp.	252,476
		4,291,323
	PROFESSIONAL, SCIENTIFIC AND TECHNICAL SERVICES ― 1.3%
700	International Business Machines Corp.	106,015

	RETAIL TRADE ― 10.4%
3,200	CVS Health Corp.	331,936
2,400	Home Depot, Inc. (The)	320,232
3,300	Ross Stores, Inc.	191,070
		843,238
	TRANSPORTATION AND WAREHOUSING ― 8.0%
5,800	Delta Air Lines, Inc.	282,344
3,100	Union Pacific Corp.	246,605
1,100	United Parcel Service, Inc. - Class B	116,017
		644,966

	TOTAL COMMON STOCKS (Cost $7,245,602)	7,402,907

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

Number of Shares		Value
	EXCHANGE TRADED FUND ― 3.6%
1,400	SPDR S&P 500 ETF Trust	$287,784
	TOTAL EXCHANGE TRADED FUND (Cost $284,466)	287,784

	SHORT-TERM INVESTMENT ― 8.5%
686,332	Fidelity Institutional Money Market Fund, 0.232% (2)	686,332
	TOTAL SHORT-TERM INVESTMENT (Cost $686,332)	686,332

	TOTAL INVESTMENTS ― 103.4% (Cost $8,216,399)	8,377,023
	Liabilities in Excess of Other Assets ― (3.4)%	(278,750)
	TOTAL NET ASSETS ― 100.0%	$8,098,273
Percentages are stated as a percent of net assets.
(1) Foreign security denominated in U.S. Dollars
(2) The rate is the annualized seven-day yield at period end.
The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

CALL OPTIONS WRITTEN - 4.6%	Expiration Date	Exercise Price	Contracts	Value
Apple, Inc.	5/20/2016	100.00	3	$3,053
Apple, Inc.	1/20/2017	105.00	4	4,540
Apple, Inc.	1/20/2017	110.00	30	26,249
AT&T, Inc.	5/20/2016	38.00	11	1,452
AT&T, Inc.	7/15/2016	37.00	57	12,938
BlackRock, Inc.	7/15/2016	330.00	7	16,729
Chevron Corp.	6/17/2016	95.00	21	7,875
Cisco Systems, Inc.	10/21/2016	28.00	94	16,120
CVS Health Corp.	8/19/2016	95.00	6	6,165
CVS Health Corp.	8/19/2016	105.00	26	8,905
Delta Air Lines, Inc.	4/15/2016	50.00	9	725
Delta Air Lines, Inc.	4/22/2016	52.00	49	2,083
Disney Walt Co. (The)	7/15/2016	100.00	15	5,400
Dow Chemical Co. (The)	6/17/2016	50.00	40	10,380
Dow Chemical Co. (The)	6/17/2016	55.00	7	357
EMC Corp.	1/19/2018	27.00	84	16,169
Ford Motor Co.	5/20/2016	13.75	96	2,976
General Electric Co.	5/20/2016	31.00	12	1,530
General Electric Co.	6/17/2016	30.00	62	13,391
General Motors Co.	6/17/2016	30.00	13	2,919
General Motors Co.	6/17/2016	31.00	52	8,190
Home Depot, Inc. (The)	5/20/2016	135.00	24	6,816
Honeywell International, Inc.	6/17/2016	110.00	25	11,875
International Business Machines Corp.	7/15/2016	135.00	7	12,583
Johnson & Johnson	10/21/2016	110.00	25	8,813
JPMorgan Chase & Co.	4/15/2016	62.50	29	261
JPMorgan Chase & Co.	9/16/2016	65.00	10	940
Lockheed Martin Corp.	6/17/2016	225.00	10	4,250
Medtronic PLC	4/15/2016	77.50	3	35
Medtronic PLC	8/19/2016	77.50	18	3,636
PepsiCo, Inc.	7/15/2016	105.00	33	5,462
Pfizer, Inc.	5/20/2016	31.00	13	306
Pfizer, Inc.	6/17/2016	30.00	38	2,717
Pfizer, Inc.	6/17/2016	31.00	29	1,030
PNC Financial Services Group, Inc. (The)	8/19/2016	90.00	22	3,641
QUALCOMM, Inc.	7/15/2016	50.00	27	8,438
QUALCOMM, Inc.	7/15/2016	52.50	19	3,468
Raytheon Co.	5/20/2016	125.00	6	1,167
Raytheon Co.	8/19/2016	130.00	14	2,884
Ross Stores, Inc.	4/15/2016	57.50	5	600
Ross Stores, Inc.	5/20/2016	55.00	28	11,620
SPDR S&P 500 ETF Trust	4/15/2016	203.00	14	5,334
Time Warner, Inc.	4/15/2016	70.00	11	3,603
Time Warner, Inc.	4/15/2016	75.00	9	648
Time Warner, Inc.	7/15/2016	67.50	11	8,085
Union Pacific Corp.	8/19/2016	77.50	31	17,747
United Parcel Service, Inc.	7/15/2016	95.00	11	12,238

Ziegler FAMCO Covered Call Fund
SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2016 (Unaudited)

CALL OPTIONS WRITTEN - (Continued)	Expiration Date	Exercise Price	Contracts	Value
United Technologies Corp.	5/20/2016	100.00	15	$3,840
Verizon Communications, Inc.	7/15/2016	52.50	41	8,959
Whirlpool Corp.	6/17/2016	140.00	12	48,539
Whirlpool Corp.	6/17/2016	165.00	2	3,765

TOTAL CALL OPTIONS WRITTEN
(Premiums Received $263,072)				$371,446
The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Covered Call Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (Unaudited)

Assets:
Investments in securities at value (cost $8,216,399)	$8,377,023
Cash	4,054
Receivables:
Investment securities sold	4,126
Fund shares sold	119,456
Dividends and interest	5,443
Due from Adviser	15,635
Prepaid expenses	1,662
Total assets	8,527,399

Liabilities:
Written options, at value (proceeds $263,072)	371,446
Payables:
Distributions to shareholders	2,588
Distribution Fees (Note 6)	6,407
Trustees’ fees	1,222
Accrued other expenses and other liabilities	47,463
Total liabilities	429,126

Net Assets	$8,098,273

Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$8,106,616
Undistributed net investment loss	(320)
Accumulated net realized loss on investments and securities sold short	(60,273)
Net unrealized appreciation (depreciation) on:
Investments	160,624
Written options	(108,374)
Net Assets	$8,098,273

Class A:
Net Assets	$1,116,502
Issued and Outstanding	45,371
Net Asset Value and Redemption Price	$24.61
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$26.11

Class C:
Net Assets	$3,787,105
Issued and Outstanding	154,044
Net Asset Value, Redemption Price* and Offering Price Per Share	$24.58

Class L:
Net Assets	$3,194,666
Issued and Outstanding	129,814
Net Asset Value, Redemption Price and Offering Price Per Share	$24.61

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3.)
The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Covered Call Fund
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2016 (Unaudited)

Investment Income:
Dividend income	$53,852
Interest income	266
Total investment income	54,118

Expenses:
Administration and fund accounting fees	29,036
Advisory fees (Note 3)	16,067
Registration fees	15,982
Transfer agent fees and expenses	15,006
Distribution fees (Note 6)	7,826
Audit fees	6,400
Legal fees	4,026
Trustees’ fees	4,000
Compliance Fee	3,500
Shareholder reporting fees	2,684
Miscellaneous	2,318
Custody fees	2,134
Insurance fees	976
Total expenses	109,955
Expenses waived and reimbursed by the Adviser	(82,247)
Net expenses	27,708
Net investment income	26,410

Realized and Unrealized Gain (Loss) on Investments and Written Options
Net realized gain (loss) on:
Investments	(104,204)
Written options	43,931
Net realized loss	(60,273)
Net change in unrealized appreciation/depreciation on:
Investments	160,624
Written options	(108,374)
Net change in unrealized appreciation/depreciation	52,250
Net realized and unrealized loss on investments and written options	(8,023)

Net increase in Net Assets Resulting from Operations	$18,387

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Covered Call Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
December 1, 2015*
Through
March 31, 2016
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$26,410
Net realized loss on investments and written options	(60,273)
Net change in unrealized appreciation/depreciation on investments and written options	52,250
Net increase in net assets resulting from operations	18,387

Distributions to shareholders:
From net investment income:
Class A Shares	(4,384)
Class C Shares	(7,330)
Institutional Class Shares	(15,016)
Total distributions to shareholders	(26,730)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	1,123,727
Class C Shares	3,738,771
Institutional Class Shares	3,223,137
Reinvestment of distributions:
Class A Shares	4,204
Class C Shares	4,653
Institutional Class Shares	14,794
Cost of shares repurchased:
Class A Shares	(70)
Class C Shares	(2,050)
Institutional Class Shares	(550)
Net increase in net assets from capital transactions	8,106,616
Total Increase in Net Assets	8,098,273

Net Assets:
Beginning of period	—
End of period	$8,098,273
Undistributed net investment loss	$(320)

Capital Share Transactions:
Shares sold:
Class A Shares	45,203
Class C Shares	153,938
Institutional Class Shares	129,234
Shares reinvested:
Class A Shares	171
Class C Shares	190
Institutional Class Shares	602
Shares repurchased:
Class A Shares	(3)
Class C Shares	(84)
Institutional Class Shares	(22)
Net increase in shares outstanding	329,229

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Covered Call Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout the Period.

	For the Period December 1, 2015* Through March 31, 2016 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	(1)
Net realized and unrealized loss on investments	(0.41)
Total Loss from Investment Operations	(0.29)

LESS DISTRIBUTIONS:
From net investment income	(0.10)
Total Distributions	(0.10)

Net Asset Value, End of Period	$24.61

Total Return(2)	(1.16% )	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,117
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	5.36%	(4)
After fees waived / reimbursed by the Adviser	1.24%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	1.46%	(4)
Portfolio turnover rate(5)	35%	(3)

*  Commencement of Operations
(1) Computed using average shares method.
(2) Performance reported does not reflect sales charges.
(3) Not Annualized.
(4) Annualized.
(5) Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Covered Call Fund
FINANCIAL HIGHLIGHTS Class C Shares
Per Share Data for a Share Outstanding Throughout the Period.

	For the Period December 1, 2015* Through March 31, 2016 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(1)
Net realized and unrealized loss on investments	(0.41)
Total Loss from Investment Operations	(0.35)

LESS DISTRIBUTIONS:
From net investment income	(0.07)
Total Distributions	(0.07)

Net Asset Value, End of Period	$24.58

Total Return	(1.42% )	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,787
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	6.02%	(3)
After fees waived / reimbursed by the Adviser	1.99%	(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	0.69%	(3)
Portfolio turnover rate(4)	35%	(2)

*  Commencement of Operations
(1) Computed using average shares method.
(2) Not Annualized.
(3) Annualized.
(4) Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler FAMCO Covered Call Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout the Period.

	For the Period
	December 1, 2015*
	Through
	March 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(1)
Net realized and unrealized loss on investments	(0.41)
Total Loss from Investment Operations	(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.12)
Total Distributions	(0.12)

Net Asset Value, End of Period	$24.61

Total Return	(1.08%)	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,195
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	5.12%	(3)
After fees waived / reimbursed by the Adviser	0.99%	(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	1.71%	(3)
Portfolio turnover rate(4)	35%	(2)

*  Commencement of Operations
(1) Computed using average shares method.
(2) Not Annualized.
(3) Annualized.
(4) Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS As of March 31, 2016 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES ― 6.9%
	Garrison Funding, Ltd.
$1,000,000	Series 2015-1A-C, 4.879%, 5/25/2027 (1)	$905,516
	Halcyon Loan Advisors Funding, Ltd.
1,000,000	Series 2014-3A-D, 4.271%, 10/22/2025 (1)	710,000
	Northwoods Capital XIV Ltd
1,000,000	Series 2014-14A-C, 3.968%, 11/12/2025 (1)	943,500
	Palmer Square CLO Ltd
1,000,000	Series 2015-1A-C, 4.018%, 5/21/2027 (1)	845,965

	TOTAL ASSET BACKED SECURITIES
	(Cost $3,851,707)	3,404,981

	BANK LOANS ― 8.0%
987,310	Charter Communications Operating LLC
	3.000%, 7/1/2020 (6)	984,530
2,513	Federal-Mogul Holdings Corp.
	4.750%, 4/15/2021 (6)	2,509
982,736	J. C. Penney Corporation, Inc.
	6.000%, 5/22/2018 (6)	986,422
1,000,000	Quikrete Holdings, Inc.
	4.000%, 9/28/2020 (6)	1,000,000
973,321	Virgin Media Investment
	3.500%, 6/30/2023 (2)(6)	966,635

	TOTAL BANK LOANS
	(Cost $3,916,114)	3,940,096

	CONVERTIBLE BONDS ― 6.5%
	HOME BUILDERS ― 1.5%
	Meritage Homes Corp.
750,000	1.875%, 9/15/2032 (5)	747,188

	INTERNET ― 1.0%
	Priceline Group, Inc. (The)
500,000	0.900%, 9/15/2021 (5)	504,375

	REITS ― 2.1%
	Spirit Realty Capital, Inc.
500,000	2.875%, 5/15/2019 (5)	500,627
	Starwood Waypoint Residential Trust
500,000	3.000%, 7/1/2019 (5)	497,812
		998,439
	RETAIL ― 0.8%
	Restoration Hardware Holdings, Inc.
500,000	0.0000%, 6/15/2019 (1)	410,313

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS (Continued) As of March 31, 2016 (Unaudited)

Principal Amount		Value
	SOFTWARE ― 1.1%
	BroadSoft, Inc.
$500,000	1.500%, 7/1/2018 (5)	$567,500

	TOTAL CONVERTIBLE BONDS
	(Cost $3,282,727)	3,227,815

	CORPORATE BONDS ― 39.1%
	AIRLINES ― 1.0%
	American Airlines Group, Inc.
500,000	5.500%, 10/1/2019 (1)	511,250

	AUTO PARTS & EQUIPMENT ― 0.9%
	Meritor, Inc.
500,000	6.250%, 2/15/2024	443,125

	BANKS ― 7.9%
	BAC Capital Trust XIII
350,000	4.000%, 12/29/2049 (4)(5)	250,688
	Citigroup, Inc.
500,000	5.950%, 12/29/2049 (4)(5)	482,343
	Fifth Third Bancorp
500,000	4.900%, 12/29/2049 (4)(5)	437,500
	JPMorgan Chase & Co.
500,000	5.000%, 12/29/2049 (4)(5)	478,124
	Mellon Capital IV
250,000	4.000%, 6/29/2049 (4)(5)	186,250
	Morgan Stanley
500,000	5.450%, 12/29/2049 (4)(5)	473,125
	Royal Bank of Scotland Group PLC
500,000	6.100%, 6/10/2023 (2)	512,863
250,000	7.640%, 3/31/2049 (2)(4)	244,063
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	551,874
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042 (4)(5)	247,188
		3,864,018
	BEVERAGES ― 1.4%
	Anheuser-Busch InBev Finance Inc.
650,000	3.300%, 2/1/2023	676,360

	COMMERCIAL SERVICES ― 1.9%
	Iron Mountain, Inc.
500,000	6.000%, 8/15/2023	527,500
	Quad / Graphics, Inc.
500,000	7.000%, 5/1/2022	417,500
		945,000

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS (Continued) As of March 31, 2016 (Unaudited)

Principal Amount		Value
	DIVERSIFIED FINANCIAL SERVICES ― 1.2%
	AerCap Ireland Capital, Ltd.
$500,000	4.625%, 10/30/2020 (2)	$514,375
	Goldman Sachs Capital III
134,000	4.000%, 9/29/2049 (4)(5)	95,862
		610,237
	ELECTRIC ― 1.9%
	Calpine Corp.
500,000	5.375%, 1/15/2023	487,190
	NRG Energy, Inc.
500,000	6.250%, 7/15/2022	467,500
		954,690
	ENERGY ― 0.9%
	Ferrellgas LP
500,000	6.500%, 5/1/2021	446,250

	ENTERTAINMENT ― 1.1%
	Cedar Fair LP
500,000	5.375%, 6/1/2024	520,000

	FINANCE AND INSURANCE ― 2.1%
	Ally Financial, Inc.
500,000	7.500%, 9/15/2020	555,000
	Cit Group, Inc.
500,000	5.000%, 8/1/2023	503,750
		1,058,750
	FOOD ― 0.9%
	Simmons Foods, Inc.
500,000	7.875%, 10/1/2021 (1)	422,500

	HOME BUILDERS ― 2.6%
	KB Home
500,000	8.000%, 3/15/2020	526,250
250,000	7.500%, 9/15/2022	252,500
	Shea Homes LP
500,000	5.875%, 4/1/2023 (1)	495,625
		1,274,375
	HOME FURNISHINGS ― 1.1%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	530,000

	LODGING ― 3.2%
	Choice Hotels International, Inc.
500,000	5.750%, 7/1/2022	535,000
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	512,500
	MGM Resorts International
500,000	6.625%, 12/15/2021 (5)	538,750
		1,586,250

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS (Continued) As of March 31, 2016 (Unaudited)

Principal Amount		Value
	MINING ― 1.6%
	Alcoa, Inc.
$750,000	6.150%, 8/15/2020	$782,813

	PIPELINES ― 0.9%
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	470,000

	RETAIL ― 1.6%
	Rite Aid Corp.
750,000	6.125%, 4/1/2023 (1)	797,813

	SOFTWARE ― 1.0%
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020 (1)	509,688

	TELECOMMUNICATIONS ― 5.9%
	CenturyLink, Inc.
500,000	5.625%, 4/1/2020 (5)	508,379
	Frontier Communications Corp.
1,000,000	10.500%, 9/15/2022 (1)	1,028,750
500,000	11.000%, 9/15/2025 (1)	504,375
	T-Mobile USA, Inc.
250,000	6.625%, 4/1/2023	264,375
	Windstream Corp.
500,000	7.750%, 10/15/2020	432,500
250,000	7.500%, 4/1/2023	188,125
		2,926,504
	TOTAL CORPORATE BONDS
	(Cost $19,948,257)	19,329,623

	MORTGAGE BACKED SECURITIES ― 14.5%
	Banc of America Mortgage Trust
180,428	Series 2004-B-1A1, 2.922%, 3/25/2034	178,520
	GSR Mortgage Loan Trust
898,971	Series 2004-9-B1, 2.670%, 8/25/2034	809,074
471,386	Series 2004-14-1A1, 0.763%, 12/25/2034	400,678
	HarborView Mortgage Loan Trust
237,185	Series 2004-1-4A, 2.797%, 4/19/2034	235,267
686,327	Series 2004-4 1A, 0.992%, 6/19/2034	579,946
	HomeBanc Mortgage Trust
463,692	Series 2006-2-A1, 0.613%, 12/25/2036	408,019
	MASTR Adjustable Rate Mortgages Trust
1,019,293	Series 2004-8-B1, 2.522%, 9/25/2034	903,519
	MortgageIT Trust
461,925	Series 2005-5-A2, 0.743%, 12/25/2035	401,401
	Prime Mortgage Trust 2005-2
114,664	Series 2005-2-1B2, 5.165%, 7/25/2020	108,930
	Salomon Brothers Mortgage Securities VII, Inc.
311,868	Series 2003-HYB1-B1, 2.740%, 9/25/2033	265,088

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS (Continued) As of March 31, 2016 (Unaudited)

Principal Amount		Value
	MORTGAGE BACKED SECURITIES ― (Continued)
	Structured Adjustable Rate Mortgage Loan Trust
$355,780	Series 2004-7-M1, 1.333%, 6/25/2034	$337,760
	Structured Asset Mortgage Investments II Trust
594,747	Series 2004-AR7-M, 1.107%, 4/19/2035	519,177
1,092,425	Series 2005-AR6-1A1, 0.743%, 9/25/2045	863,015
	Structured Asset Securities Corporation Mortgage Loan Trust
293,021	Series 2005-9XS-2A3, 0.873%, 6/25/2035	259,554
	WaMu Mortgage Pass-Through Certificates Trust
441,804	Series 2005-AR3-A3, 2.800%, 3/25/2035	421,128
406,388	Series 2002-AR9-1A, 1.717%, 8/25/2042	377,941
148,442	Series 2004-AR8-A1, 0.853%, 6/25/2044	126,176

	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $7,470,305)	7,195,193

Number of Shares		Value
	PREFERRED STOCKS ― 2.4%
	BANKS ― 0.6%
9,800	Synovus Financial Corp.	280,084
	7.875% (5)

	DIVERSIFIED FINANCIAL SERVICES ― 0.8%
16,600	Ally Financial, Inc.	422,636
	8.500% (5)

	INVESTMENT COMPANIES ― 0.5%
8,300	KKR Financial Holdings LLC	223,270
	7.375% (5)

	REITS ― 0.5%
9,300	Digital Realty Trust, Inc.	258,075
	7.375% (5)

	TOTAL PREFERRED STOCKS
	(Cost $1,169,377)	1,184,065

	SHORT-TERM INVESTMENT ― 10.7%
5,319,523	Fidelity Institutional Money Market Funds - Institutional Class, 0.344% (3)	5,319,523

	TOTAL SHORT-TERM INVESTMENT
	(Cost $5,319,523)	5,319,523

	TOTAL INVESTMENTS ― 88.1%
	(Cost $44,958,011)	43,601,296
	Other Assets in Excess of Liabilities ― 11.9%	5,916,440
	TOTAL NET ASSETS ― 100.0%	$49,517,736

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS (Continued) As of March 31, 2016 (Unaudited)

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional buyers.
Ziegler Capital Management, LLC (the “Adviser”) has determined these securities to be liquid, unless otherwise noted under procedures established by the Fund’s Board of Trustees.

(2)	Foreign security denominated in U.S. Dollars
(3)	The rate is the annualized seven-day yield at period end
(4)	Perpetual bond with no stated maturity date. Date provided is next call date.
(5)	All or a portion of the security is held as collateral for open short positions
(6)	Variable rates securities. Rates disclosed as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2016 (Unaudited)

SECURITIES SOLD SHORT

Number of Shares			Value
		COMMON STOCKS ― 0.8%
2,975		BroadSoft, Inc. *	$120,041
1,800		Colony Starwood Homes	44,550
1,600		Meritage Homes Corp. *	58,336
69		Priceline Group, Inc. (The) *	88,938
1,475		Restoration Hardware Holdings, Inc. *	61,803
4,000		Spirit Realty Capital, Inc.	45,000

		TOTAL COMMON STOCKS
		(Proceeds $471,344)	418,668

Principal Amount
		CORPORATE BONDS ― 2.7%
		Continental Resources, Inc.
600,000		5.000%, 9/15/2022	520,125
		Petrobras Global Finance BV
1,000,000		6.250%, 3/17/2024	802,200

		TOTAL CORPORATE BONDS
		(Proceeds $1,263,000)	1,322,325

Number of Shares
		EXCHANGE TRADED FUND ― 2.7%
35,000		iShares US Preferred Stock ETF	1,366,050

		TOTAL EXCHANGE TRADED FUND
		(Proceeds $1,286,780)	1,366,050

Principal Amount
		U.S. TREASURY BONDS ― 22.8%
3,000,000		1.375%, 2/29/2020	3,033,456
5,000,000		1.750%, 12/31/2020	5,122,655
2,000,000		1.750%, 2/28/2022	2,037,344
1,100,000		2.000%, 2/15/2025	1,123,718

		TOTAL U.S. TREASURY BONDS
		(Proceeds $11,136,947)	11,317,173

		TOTAL SECURITIES SOLD SHORT ― 29.1%
		(Proceeds $14,158,071)	$14,424,216

	*	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund SCHEDULE OF INVESTMENTS (Continued) March 31, 2016 (Unaudited)

TOTAL RETURN SWAP

Counterparty	Description	Notional Amount	Pay/Receive Rate	Floating Rate Index	Maturity Date	Fair Value		Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan	IBOX			3-month
	High Yield Index	$6,000,000	Pay	LIBOR	6/20/2016	$(15,121	)(1)	$—	$(15,121)
Total Total Return Swap							(15,121)	—	(15,121)
Total Swap Contract							$(15,121)	$—	$(15,121)

(1) Fair value includes accrued interest

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (Unaudited)

Assets:
Investments in securities at value (cost $44,958,011)	$43,601,296
Cash	1,472,525
Deposits with brokers	14,615,682
Receivables:
Investment securities sold	4,017,842
Dividends and interest	351,719
Prepaid expenses	23,628
Total assets	64,082,692

Liabilities:
Securities sold short, at value (proceeds $14,158,071)	14,424,216
Unrealized depreciation on open swap contract	15,121
Payables:
Fund shares redeemed	20,847
Distributions to shareholders	3,569
Due to Investment Adviser	15,162
Interest on securities sold short	35,459
Shareholder Servicing Fees - Institutional Class (Note 7)	2,690
Trustees’ fees	537
Accrued other expenses and other liabilities	47,355
Total liabilities	14,564,956

Net Assets	$49,517,736

Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$58,056,439
Undistributed net investment income	4,130
Accumulated net realized loss on investments, purchased options, purchased swaptions, swap contract and securities sold short	(6,904,852)
Net unrealized depreciation on:
Investments	(1,356,715)
Swap contract	(15,121)
Securities sold short	(266,145)
Net Assets	$49,517,736

Institutional Class:
Net Assets	$49,517,736
Issued and Outstanding	5,740,353
Net Asset Value, Redemption Price and Offering Price Per Share	$8.63

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund STATEMENT OF OPERATIONS
For the Period Ended March 31, 2016 (Unaudited)

Investment Income:
Dividend income	$68,529
Interest income	1,497,258
Total investment income	1,565,787

Expenses*:
Advisory fees (Note 3)	190,904
Interest on short positions	129,912
Dividends on short positions	82,738
Securities borrowing fees	56,365
Administration and fund accounting fees	49,148
Transfer agent fees and expenses	26,433
Service Fee	15,555
Registration fees	14,824
Custody fees	9,301
Audit fees	8,019
Shareholder reporting fees	5,809
Trustees’ fees	5,734
Compliance Fee	5,397
Legal fees	5,033
Miscellaneous	2,488
Insurance fees	2,397
Total expenses	610,057
Expenses waived and reimbursed by the Adviser	(62,109)
Net expenses	547,948
Net investment income	1,017,839

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, Purchased Swaptions, Swap Contract and Securities Sold Shorts:
Net realized gain (loss) on:
Investments	(2,103,698)
Purchased options	(29,519)
Purchased swaptions	(52,470)
Swap contract	166,794
Securities sold short	542,642
Net realized loss	(1,476,251)
Net change in unrealized appreciation/depreciation on:
Investments	438,002
Purchased swaptions	48,394
Swap contract	(15,121)
Securities sold short	(477,374)
Net change in unrealized appreciation/depreciation	(6,099)
Net realized and unrealized loss on investments, purchased options, purchased swaptions, swap contract and securities sold short	(1,482,350)

Net decrease in Net Assets Resulting from Operations	$(464,511)

* Includes expenses of the Invetor Class shares converted to Institutional Class shares on January 28, 2016.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,017,839		$1,901,703
Net realized loss on investments, purchased options, written options, purchased swaptions, swap contract and securities sold short	(1,476,251)		(3,396,655)
Net change in unrealized appreciation/depreciation on investments, purchased options, purchased swaptions, swap contract, securities sold short and future contracts	(6,099)		(658,238)
Net decrease in net assets resulting from operations	(464,511)		(2,153,190)

Distributions to shareholders:
From net investment income:
Investor Class	(515)	*	(7,644)
Institutional Class	(1,013,194)		(1,897,079)
Total distributions to shareholders	(1,013,709)		(1,904,723)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	—	*	345,000
Institutional Class	559,734		6,427,049
Reinvestment of distributions:
Investor Class	515	*	7,644
Institutional Class	1,008,354		1,894,614
Cost of shares repurchased:
Investor Class	(64,443)	*	(566,298)
Institutional Class	(15,121,436)		(5,066,666)
Net increase (decrease) in net assets from capital transactions	(13,617,276)		3,041,343
Total Decrease in Net Assets	(15,095,496)		(1,016,570)

Net Assets:
Beginning of period	64,613,232		65,629,802
End of period	$49,517,736		$64,613,232
Undistributed net investment income	$4,130		$—

Capital Share Transactions:
Shares sold:
Investor Class	—	*	37,143
Institutional Class	63,347		693,490
Shares reinvested:
Investor Class	59	*	834
Institutional Class	116,486		209,207
Shares repurchased:
Investor Class	(7,420)	*	(61,728)
Institutional Class	(1,730,214)		(553,630)
Net increase (decrease) in shares outstanding	(1,557,742)		325,316

*  For the period from October 1, 2015 to January 28, 2016. Effective at the close of business on January 28, 2016, Investor Class shares were converted to Institutional Class shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Ziegler Strategic Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout Each Period.

	For the Period Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014		For the Period February 1, 2013* Through September 30, 2013
Net Asset Value, Beginning of Period	$8.85		$9.41		$9.35		$10.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(1)	0.26	(1)	0.28	(1)	0.31	(1)
Net realized and unrealized gain (loss) on investments	(0.22)		(0.56)		0.06		(0.89)
Total Income (Loss) from Investment Operations	(0.06)		(0.30)		0.34		(0.58)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.26)		(0.28)		(0.34)
From net realized gain on investments	—		—		—		(0.01)
Total Distributions	(0.16)		(0.26)		(0.28)		(0.35)

Net Asset Value, End of Period	$8.63		$8.85		$9.41		$9.35

Total Return	(0.63% )	(2)	(3.18%)		3.63%		5.74%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,518		$64,548		$65,336		$39,122
Ratio of expenses to average net assets(4)
Before fees waived / reimbursed by the Adviser	2.08%	(3)	2.38%		2.84%		2.44%	(3)
After fees waived / reimbursed by the Adviser	1.87%	(3)	2.22%		2.56%		1.55%	(3)
Ratio of net investment income to average net assets(5)
After fees waived / reimbursed by the Adviser	3.47%	(3)	2.86%		3.06%		4.68%	(3)
Portfolio turnover rate	27%	(2)	107%		96%		67%	(2)

*	Commencement of Operations
(1)	Computed using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)
The ratios of expenses to average net assets include dividends and interest on short positions. For the periods ended March 31, 2016, September 30, 2015, September 30, 2014 and September 30, 2013, excluding dividends and interest on short positions, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 1.16%, 1.11%, 1.23% and 1.84%, respectively. Excluding dividends and interest on short positions, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 0.95%, 0.95%, 0.95% and 0.95%, respectively.

(5)
The ratios of net investment income to average net assets include dividends and interest on short positions. For the periods ended March 31, 2016, September 30, 2015, September 30, 2014 and September 30, 2013, excluding dividends and interest on short positions, the ratios of net investment income to average net assets, before fees waived/reimbursed by the Adviser, were 4.17%. 3.97%, 4.39% and 4.39%, respectively. Excluding dividends and interest on short positions, the ratios of net investment income to average net assets, after fees waived/reimbursed by the Adviser, were 4.38%, 4.13%, 4.67% and 5.28%, respectively.

The accompanying notes are an integral part of these financial statements.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Ziegler FAMCO Covered Call Fund (the “Covered Called Fund”) and the Ziegler Strategic Income Fund (the “Strategic Income Fund”), collectively, the “Funds”) are each a separate series of Trust for Advised Portfolios (the “Trust”).  The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Prior to January 1, 2014, the Trust was previously registered as the Ziegler Capital Management Investment Trust” “Ziegler Lotsoff Capital Management Investment Trust” and “Lotsoff Capital Management Investment Trust”.

The Covered Call Fund is registered as a diversified investment series of the Trust.  The Fund seeks long-term capital appreciation by investing in a portfolio of equity securities and writing (selling) call options. The Fund offers three classes of shares: Class A, Class C and Institutional Class. The Fund commenced operations on December 1, 2015.  Each class of shares represents an equal pro rata interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

The Strategic Income Fund is registered as a non-diversified investment series of the Trust. The Fund seeks to provide high current income and capital appreciation by investing in U.S. and foreign debt securities, both investment and non-investment grade credit quality.  The Fund currently offers one class of shares: Institutional Class. The Fund commenced operations on January 31, 2012, and the outstanding shares of the Fund were renamed Investor Class shares on February 1, 2013.  The Institutional Class commenced operations on February 1, 2013.  On January 29, 2016, the Fund converted its Investor Class shares into Institutional Class shares of the Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the “Adviser” or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.  As of March 31, 2016, the Strategic Income Fund had outstanding bank loans as listed on the Schedule of Investments.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of March 31, 2016:

Covered Call Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$7,402,907	$—	$—	$7,402,907
Exchange Traded Fund	287,784	—	—	287,784
Short-Term Investment	686,332	—	—	686,332
Total	$8,377,023	$—	$—	$8,377,023

Liabilities:
Call Options Written	—	(371,446)	—	(371,446)
Total	$—	$(371,446)	$—	$(371,446)

Strategic Income Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$—	$3,404,981	$—	$3,404,981
Bank Loans	—	3,940,096	—	3,940,096
Convertible Bonds	—	3,227,815	—	3,227,815
Corporate Bonds	—	19,329,623	—	19,329,623
Mortgage Backed Securities	—	7,195,193	—	7,195,193
Preferred Stocks	1,184,065	—	—	1,184,065
Short-Term Investment	5,319,523	—	—	5,319,523
Total	$6,503,588	$37,097,708	$—	$43,601,296

Liabilities
Common Stocks	(418,668)	—	—	(418,668)
Corporate Bonds	—	(1,322,325)	—	(1,322,325)
Exchange-Traded Fund	(1,366,050)	—	—	(1,366,050)
U.S. Treasury Bonds	—	(11,317,173)	—	(11,317,173)
Total	$(1,784,718)	$(12,639,498)	$—	$(14,424,216)

Other Financial Instruments*:
Total Return Swap	$—	$(15,121)	$—	$(15,121)
Total	$—	$(15,121)	$—	$(15,121)

* Other financial instruments are swap contracts which are detailed in the Schedule of Investments.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

See the Schedule of Investments for further detail of investment classifications.

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

(b) Securities Sold Short – The Funds are engaged in selling securities short, which obligates a Fund to replace a borrowed security with the same security at current market value. A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Funds sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.  Such deposit is included in “Deposits with brokers” on the Statement of Assets and Liabilities. The Funds are obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to each Fund on the Statement of Operations.

(c) Derivatives – The Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

in a way detrimental to the Funds’ interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended March 31, 2016 was related to the use written options and swap contracts.

Swap Contracts – The Strategic Income Fund may engage in various swap transactions. The Fund may engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

Swap premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of March 31, 2016, the Fund had outstanding swap contract as listed on the Schedule of Investments.

Options Contracts – The Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

The premium amount and the number of option contracts written by the Covered Call Fund during the period ended March 31, 2016, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at December 1, 2015*	—	$—
Options written	(2,717)	(440,957)
Options assignments	35	2,713
Option purchased to cover	1,171	140,892
Option expirations	271	34,280
Balance at March 31, 2016	(1,240)	$(263,072)
* Commencement of operations

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid.   Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of March 31, 2016 the Funds had no open purchased option contracts.

Swaptions – The Strategic Income Fund may invest in swaptions. An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of March 31, 2016, the Fund had no outstanding swaptions.

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of March 31, 2016:

Covered Call Fund
	Asset derivatives			Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value		Statement of Assets and Liabilities location	Value
Equity Contracts	N/A		N/A	Written options,	$371,446
				at value
Total		$	N/A		$371,446

Strategic Income Fund
	Asset derivatives			Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value		Statement of Assets and Liabilities location	Value
Equity Swap	N/A		N/A	Unrealized	$15,121
				depreciation on open
				swap contract
Total		$	N/A		$15,121

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

The following table sets forth the Funds’ realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended March 31, 2016:

Covered Call Fund
Risk exposure category	Written options	Total
Equity contracts	$43,931	$43,931
Total	$43,931	$43,931

Strategic Income Fund
Risk exposure category	Purchased options	Swap contract	Purchased swaptions	Total
Equity contracts	$(29,519)	$166,794	$—	$137,275
Credit contracts	—	—	(52,470)	(52,470)
Total	$(29,519)	$166,794	$(52,470)	$(84,805)

The following table sets forth the Funds’ change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the period ended March 31, 2016:

Covered Call Fund
Risk exposure category	Written options	Total
Equity contracts	$(108,374)	$(108,374)

Total	$(108,374)	$(108,374)

The quarterly average number of written option contracts for the Fund was (1,069) for the period ended March 31, 2016. The fair value of such contracts at March 31, 2016 is set forth in the table above.

Strategic Income Fund
Risk exposure category	Swap contract	Purchased swaptions	Total
Equity contracts	$(15,121)	$—	$(15,121)
Credit contracts	—	48,394	48,394
Total	$(15,121)	$48,394	$33,273

The average gross notional amount for the swaps was $4,500,000. The fair value of such contracts at March 31, 2016 is set forth in the table above.

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allows a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single agreement with counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

As of March 31, 2016, the Strategic Income Fund held the following derivative instruments that were subject to offsetting on the Statement of Assets and Liabilities.

Liabilities:				Gross Amounts not offset in the statement of financial position
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged (1)	Net Amount
Total Return Swap
JP Morgan	$(15,121)	$—	$(15,121)	$—	$15,121	$—
	$(15,121)	$—	$(15,121)	$—	$15,121	$—

(1) Any over-collateralization of total financial instruments or cash is not shown.

(d) Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds are required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Management of the Funds are required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. As of March 31, 2016, open tax years subject to examination also include the tax years ended September 30, 2013 through 2015 for the Strategic Income Fund. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed quarterly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f)  Indemnifications  –  In  the  normal  course  of  business,  the  Funds  enter  into  contracts  that  contain  a  variety  of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(g) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of March 31, 2016, the Strategic Income Fund held restricted securities as denoted on the Schedule of Investments.

(h) Other – The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income and expense are recognized on the ex-dividend date, and

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee based on the Funds’ average daily net assets at the annual rate of 0.65% for the Strategic Income Fund and 0.80% for the Covered Call Fund. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Strategic Income for expenses in excess of 0.95% of average daily net assets for Institutional Class shares excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and dividend expense relating to short sales, borrowing costs, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser will reimburse the Covered Call Fund for expenses in excess of 1.24%, 1.99% and 0.99% of average daily net assets for Class A, Class C and Institutional Class shares, respectively, excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short and extraordinary expenses. The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended March 31, 2016, the Adviser made the following waivers to each Fund:

Covered Call Fund	$62,109
Strategic Income Fund	$82,247

The Adviser may recoup a portion of the following amounts no later than September 30 of the years stated below:

Covered Call Fund:
	2019:	$82,247
Strategic Income Fund:
	2016:	$294,334
	2017:	146,694
	2018:	109,100
	2019:	62,109
		$612,237

There is a maximum initial sales charge of 5.75% for Class A shares of the Covered Call Fund.    There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Fund, which applies if redemption occurs within 12 months from purchase.

For Class A shares sold by the Distributor, the Distributor will receive the sales charges imposed on purchases of Class A shares (or any contingent deferred sales charges paid on redemptions) and will retain the full amount of such sales charge.

For the period ended March 31, 2016, Quasar retained $650 in sales charges on sales of the Class A shares of the Fund.  In addition, for the period ended March 31, 2016, CDSCs paid to Quasar was $20 for Class C shares.

The Covered Call Fund charges a 1.00% redemption fee on the redemption of Class A shares held for 60 days or less.  There were no redemption fees for the period ended March 31, 2016.

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, swaptions, options, futures contracts, short-term securities and U.S. government obligations) for each Fund for the period ended March 31, 2016, were as follows:

Covered Call Fund
Purchases	$9,808,156
Sales	$2,152,470

Strategic Income Fund
Purchases	$14,739,108
Sales	$36,979,536

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

NOTE 5 – Federal Income Tax Information

At September 30, 2015, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Strategic Income Fund
Cost of Investments	$65,586,781
Gross Unrealized Appreciation	$739,567
Gross Unrealized Depreciation	(2,615,175)
Net Unrealized Appreciation (Depreciation) on Investments	$(1,875,608)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2015, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(64,477)	$(14,933)	$79,410

As of September 30, 2015, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Gains	—
Accumulated Earnings	—
Unrealized Appreciation (Depreciation)	(1,875,608)
Unrealized Appreciation (Depreciation) from Short Proceeds, Swaptions,
and Other Adjustments	(5,184,875)
Total Accumulated Earnings (Deficit)	$(7,060,483)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of September 30, 2015 the Fund had no post-October losses.

At September 30, 2015, the Strategic Income Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(4,677,139)	$(718,965)	$(5,396,104)

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2016 (Unaudited)

The tax character of distributions paid during the period ended March 31, 2016 and year ended September 30, 2015 were as follows:

Covered Call Fund:

Period Ended March 31, 2016
Distributions Paid From:
Ordinary Income	$26,730
Tax Return of Capital	—
Total Distributions Paid	$26,730

Strategic Income Fund:

	Period Ended March 31, 2016	Year Ended September 30, 2015
Distributions Paid From:
Ordinary Income	$1,013,709	$1,868,130
Tax Return of Capital	—	(36,593)
Total Distributions Paid	$1,013,709	$1,904,723

NOTE 6 – Distribution Plan

The Trust, on behalf of the Covered Call Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distributions fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to its Class A and Class C shares, respectively. Distribution fees incurred for the period ended March 31, 2016 were $856 and $4,983 for Class A and Class C, respectively.

NOTE 7 – Shareholder Servicing Plan

The Trust, on behalf of the Strategic Income Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Shareholder Servicing fees incurred for the period end March 31, 2016 are disclosed on Statement of Operations.

NOTE 8 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. On April 14, 2016, the Board of the Trust, on behalf of the Ziegler Strategic Income Fund, upon the recommendation of the Adviser, and as a result of unfavorable economies of operating a small fund and no realistic prospect for future growth, approved a plan of liquidation and dissolution of the Fund. Such liquidation is expected to take place as of the close of business on June 15, 2016.

Ziegler Funds
EXPENSE EXAMPLE
March 31, 2016 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Covered Call Fund example is based on an investment of $1,000 invested December 1, 2015 (inception) and held for the entire period from December 1, 2015 to March 31, 2016 (the “period”). The Strategic Income Fund example is based on the period from October 1, 2015 to March 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value(1)	Ending Account Value	Expenses Paid During the Period(2)
Covered Call Fund
Class A
Actual Fund Return	$1,000.00	$988.40	$4.11
Hypothetical 5% Return	1,000.00	1,012.53	4.16
Class C
Actual Fund Return	1,000.00	985.80	6.59
Hypothetical 5% Return	1,000.00	1,010.03	6.67
Institutional Class
Actual Fund Return	1,000.00	989.20	3.28
Hypothetical 5% Return	1,000.00	1,013.37	3.32

Strategic Income Fund
Institutional Class
Actual Fund Return	1,000.00	993.70	9.32
Hypothetical 5% Return	1,000.00	1,015.65	9.42

(1)	The Covered Call Fund commenced operations on December 1, 2015.
(2)
Expenses for the Covered Call Fund are equal to the Fund’s annualized expense ratio of 1.24%, 1.99% and 0.99% for Class A, Class C and Institutional Class shares, respectively, and 1.87% for the Strategic Institutional Class shares, multiplied by the average account value over the period, multiplied by 122/366 and 183/366 for the Covered Call Fund and Strategic Income Fund, respectively. The expense ratios for each Fund reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 19, 2015, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered the initial approval of an Investment Advisory Agreement (“Advisory Agreement”) with Ziegler Capital Management, LLC (“Ziegler” or the “Adviser”), for the Ziegler FAMCO Covered Call Fund (the “Fund”), a new series of the Trust (the “Advisory Agreement”). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval and renewal of the Advisory Agreement:

In considering the approvals of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities the Fund, including those employees who had joined Ziegler for the specific purpose of managing the Fund. The Board reviewed the proposed services that Ziegler would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management. The Trustees also considered the structure of the compliance procedures and the trading capability of Ziegler. The Board also considered the existing relationship between Ziegler and the Trust, as well as the Board’s knowledge of Ziegler’s operations, and noted that during the course of the prior year they had met with Ziegler in person to discuss various marketing and compliance topics, including the Advisor’s risk management process. After reviewing the Advisor’s compliance policies and procedures, the Board concluded that Ziegler had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

●
As the Fund was newly created, the Board was unable to review the performance of that Fund. The Board did consider the Adviser’s performance history with respect to its separately managed accounts and other registered mutual fund with similar investment strategies and a similar portfolio management team.

●
The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Ziegler were fair and reasonable.

●
With respect to the Fund, the Trustees considered Ziegler’s assertion that, because the Fund is new, it is not yet able to determine whether there will be economies of scale in the management of the Fund. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

●
The Trustees considered the profitability of Ziegler from managing the Fund. In assessing Ziegler’s profitability, the Trustees reviewed Ziegler’s financial information that was provided in the Board materials and took into account both the direct and indirect benefits to Ziegler from managing the Fund. The Trustees concluded that Ziegler’s profits from managing the Fund would likely not be excessive and, after a review of the relevant financial information, Ziegler appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Ziegler Funds
OTHER INFORMATION (Unaudited)

Form N-Q
The Funds file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

ZIEGLER FAMCO COVERED CALL FUND
–	CLASS A (CACLX)
–	CLASS C (CCCLX)
–	INSTITUTIONAL CLASS (CICLX)

ZIEGLER STRATEGIC INCOME FUND
–	INSTITUTIONAL CLASS (ZLSIX)

Quasar Distributors, LLC
615 E. Michigan Street
 Milwaukee, WI 53201-1811

www.zcmfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.
1

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	June 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	June 2, 2016

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	June 2, 2016